Critical Accounting Judgments and Key Sources of Estimation and Uncertainty	6 Months Ended
Jun. 30, 2021
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Critical Accounting Judgments and Key Sources of Estimation and Uncertainty
6.	CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION AND UNCERTAINTY
The Company has considered the economic implications of
COVID-19
on critical accounting estimates and will continue evaluating the impact on its financial position and financial performance as a result of the pandemic. In addition, the same critical accounting judgments and key sources of estimates and uncertainty have been followed in these condensed consolidated financial statements as were applied in the preparation of the Company’s consolidated financial statements for the year ended December 31, 2020.